Segment Information	12 Months Ended
Mar. 31, 2015
Segment Reporting [Abstract]
Segment Information

24.	SEGMENT INFORMATION

The Company operates in two segments: Electronic Components and Others for the fiscal year ended March 31, 2015. These segments are operated and managed as separate strategic business units that offer different products/services. The Company’s “Electronic Components” segment produces complementary metal oxide semiconductors (“CMOS”) CCMs primarily for sale to cellular phone and tablet manufacturers in the PRC. The Company’s “Others” segment comprises a number of immaterial product lines and development programs that have not materialized to date into full product businesses. None of these units has ever individually met the quantitative thresholds for determining reportable segments. The chief operating decision maker evaluates the results of each segment in assessing performance and allocating resources among the segments.

There were no material intersegment sales or transfers during the fiscal years ended March 31, 2015, 2014 and 2013.

As stated in note 18 – “Discontinued Operations”, the EMS and home appliance segments were discontinued effective in December 2013 and January 2012 respectively. The results of operations of the EMS segment and home appliance segment have been classified as “Income (Loss) from discontinued operations” on the face of the consolidated statement of operations and comprehensive income for all years presented. The home appliance segment profit for fiscal year ended March 31, 2013 represented sales of equipment and materials that had previously been written off.

(a)	The following table provides operating financial information for the two reportable segments and discontinued segments:

	Home Appliance#	Electronic Components	EMS#		Others	Corporate	Combined
	US$	US$	US$		US$	US$	US$
As of or for the fiscal year ended March 31, 2015
Revenues from external customers	—	75,891,185	—		2,129,670	—	78,020,855

Capital expenditure	—	1,474,896	—		27,879	—	1,502,775
Interest income	—	—	—		—	682,045	682,045
Interest expense	—	(213,862)	—		(27,013)	(2,217)	(243,092)
Depreciation and amortization	—	1,382,540	—		1,903,109	481,262	3,766,911
Segment loss	—	(3,881,464)	—		(1,210,163)	(1,329,251)	(6,420,878)
Total assets	—	41,822,978	—		5,808,714	47,352,068	94,983,760

As of or for the fiscal year ended March 31, 2014
Revenues from external customers	—	60,574,912	2,922,127		2,117,989	—	65,615,028

Capital expenditure	—	5,836,735	32,682		148,269	2,477	6,020,163
Interest income	—	—	—		—	822,826	822,826
Interest expense	—	(129,775)	—		—	(7,913)	(137,688)
Depreciation and amortization	—	1,154,231	1,198,844		379,122	1,328,884	4,061,081
Segment loss	—	(1,107,157)	(5,547,024	)*	(1,502,779)	(2,398,597)	(10,555,557)
Total assets	—	42,999,530	52,202		1,160,087	55,456,124	99,667,943

As of or for the fiscal year ended March 31, 2013
Revenues from external customers	—	65,188,724	14,256,314		1,638,346	—	81,083,384

Capital expenditure	—	6,484,577	767,186		358,813	3,055	7,613,631
Interest income	—	—	—		—	1,663,714	1,663,714
Interest expense	—	(109,749)	—		—	(49,799)	(159,548)
Depreciation and amortization	—	554,337	1,336,208		223,915	1,328,267	3,442,727
Segment profit (loss)	725,773	3,687,547	(3,314,836)		(1,182,894)	(1,878,891)	(1,963,301)
Total assets	34	29,618,065	16,203,482		1,114,654	61,289,608	108,225,843

#	As discussed in note 18, the EMS and Home Appliance segments were discontinued in December 2013 and in January 2012 respectively. The results of the operations have been classified as discontinued operations on the face of the consolidated statement of operations and comprehensive income.

*	Impairment losses of US$1,944,571 were recognized in income (loss) from discontinued operations for machinery and equipment that was used in the operations of the EMS segment in fiscal 2014. No impairment loss was recognized in fiscal 2013.

(b)	Net sales including net sales of discontinued operations by geographic area based on the location of customers are as follows:

	2015	2014	2013
	US$	US$	US$
Australia	330,873	307,996	533,077
Europe	65,976	139,694	326,298
North America	41,429	23,735	49,423
Asia	77,391,698	65,143,603	80,174,586
Other regions	190,879	—	—

	78,020,855	65,615,028	81,083,384

(c)	Net sales including net sales of discontinued operations by product/service type

	2015	2014	2013
	US$	US$	US$
Kitchen appliances	330,873	307,996	533,077
CCMs and related products	75,351,945	59,795,999	63,913,523
Cellular phone assembly services	652	3,093,146	14,256,314
Others	2,337,385	2,417,887	2,380,470

	78,020,855	65,615,028	81,083,384

(d)	Long-lived assets*

	March 31, 2015	March 31, 2014
	US$	US$
Hong Kong	54,520	91,792
Mainland China	26,947,236	29,148,590

	27,001,756	29,240,382

*	Long-lived assets represent land use rights and property, plant and equipment.

(e)	Major customers

Customers accounting for 10% or more of the Company’s combined net sales are as follows:

	2015	2014	2013
	US$	US$	US$
From continuing operations:
Lenovo Mobile Communication Technology Ltd. (“Lenovo”)	7,281,584	21,688,510	26,799,405
Wingtech Group (“Wingtech”)	8,410,214	8,000,133	4,477,345

During the fiscal years ended March 31, 2015, 2014 and 2013, 9.3%, 33.0% and 33.0%, respectively of the Company’s combined net sales including discontinued operations were made to Lenovo, which is an unrelated customer. As of March 31, 2015, 2014 and 2013, 12.5%, 33.3% and 34.2%, respectively of the Company’s total accounts and bills receivable were from Lenovo. Lenovo is a customer of the Company’s electronic components segment.

During the fiscal years ended March 31, 2015, 2014 and 2013, 10.8%, 12.2% and 5.52%, respectively of the Company’s combined net sales including discontinued operations were made to Wingtech, which is an unrelated customer. As of March 31, 2015, 2014 and 2013, 12.4%, 13.8% and 5.8%, respectively of the Company’s total accounts and bills receivable were from Wingtech. Wingtech is a customer of the Company’s electronic components segment.